AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.5%
Industrial – 48.7%
Basic – 0.7%
Amcor Group Finance PLC 5.45%, 05/23/2029	$22	$22,459
Dow Chemical Co. (The) 5.35%, 03/15/2035	27	26,911
Huntsman International LLC 4.50%, 05/01/2029	127	122,444
Sonoco Products Co. 4.45%, 09/01/2026	25	24,921

		196,735

Capital Goods – 2.1%
3M Co. 2.875%, 10/15/2027	127	122,245
3.375%, 03/01/2029	128	122,821
Lockheed Martin Corp. 5.20%, 02/15/2064	126	119,589
5.90%, 11/15/2063	60	63,575
Regal Rexnord Corp. 6.05%, 04/15/2028	120	122,715
Vulcan Materials Co. 4.95%, 12/01/2029	25	25,199

		576,144

Communications - Media – 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484%, 10/23/2045	128	124,015
Comcast Corp. 5.50%, 05/15/2064	127	121,274
Fox Corp. 5.476%, 01/25/2039	126	122,333
Paramount Global 4.375%, 03/15/2043	51	38,791
5.85%, 09/01/2043	26	23,376
6.875%, 04/30/2036	85	89,003
7.875%, 07/30/2030	104	114,442
Time Warner Cable LLC 6.55%, 05/01/2037	123	122,455
6.75%, 06/15/2039	33	33,223
7.30%, 07/01/2038	113	119,223
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	87	84,923
4.279%, 03/15/2032	136	122,055
5.05%, 03/15/2042	26	21,529
5.141%, 03/15/2052	155	119,823

		1,256,465

Communications - Telecommunications – 0.5%
Corning, Inc. 5.45%, 11/15/2079	131	123,135

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 2.9%
American Honda Finance Corp. Series G 4.45%, 10/22/2027	$25	$24,963
BMW US Capital LLC 4.90%, 04/02/2029(a)	25	25,122
Cummins, Inc. 5.45%, 02/20/2054	123	123,098
Ford Motor Co. 5.291%, 12/08/2046	157	129,247
General Motors Co. 5.15%, 04/01/2038	19	17,644
5.40%, 04/01/2048	33	29,275
General Motors Financial Co., Inc. 1.50%, 06/10/2026	52	49,888
4.00%, 10/06/2026	17	16,788
5.05%, 04/04/2028	27	27,053
5.35%, 07/15/2027	25	25,272
5.35%, 01/07/2030	25	25,086
5.40%, 04/06/2026	119	119,725
5.55%, 07/15/2029	14	14,204
5.625%, 04/04/2032	15	15,043
5.90%, 01/07/2035	25	25,201
6.10%, 01/07/2034	119	121,510

		789,119

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034	34	34,945

Consumer Cyclical - Other – 0.7%
Las Vegas Sands Corp. 3.90%, 08/08/2029	129	121,784
Marriott International, Inc./MD 5.10%, 04/15/2032	8	8,031
5.50%, 04/15/2037	46	46,150

		175,965

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 3.50%, 03/01/2027	40	39,315
4.60%, 05/15/2030	27	27,016

		66,331

Consumer Cyclical - Retailers – 2.5%
7-Eleven, Inc. 1.80%, 02/10/2031(a)	150	124,733
2.80%, 02/10/2051(a)	41	24,924
Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(a)	123	120,032
3.80%, 01/25/2050(a)	149	111,045
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052	165	122,994
Home Depot, Inc. (The) 4.95%, 09/15/2052	77	72,234
5.30%, 06/25/2054	25	24,672

	Principal Amount (000)	U.S. $ Value

Lowe’s Cos., Inc. 5.80%, 09/15/2062	$35	$35,105
Tapestry, Inc. 5.50%, 03/11/2035	25	24,972

		660,711

Consumer Non - Cyclical – 11.4%
AbbVie, Inc. 4.45%, 05/14/2046	72	63,588
5.40%, 03/15/2054	125	125,881
5.50%, 03/15/2064	123	123,506
Altria Group, Inc. 3.40%, 02/04/2041	181	134,546
3.875%, 09/16/2046	23	17,146
4.25%, 08/09/2042	165	133,934
4.875%, 02/04/2028	25	25,194
5.625%, 02/06/2035	25	25,427
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	34	29,018
5.55%, 02/22/2054	25	25,102
5.65%, 02/22/2064	122	122,440
6.40%, 11/15/2063	111	123,228
Cardinal Health, Inc. 3.41%, 06/15/2027	94	91,661
5.125%, 02/15/2029	51	51,671
5.35%, 11/15/2034	25	25,166
Cargill, Inc. 4.625%, 02/11/2028(a)	26	26,144
5.125%, 02/11/2035(a)	26	26,201
CommonSpirit Health 3.817%, 10/01/2049	127	97,525
4.187%, 10/01/2049	154	125,187
CVS Health Corp. 6.00%, 06/01/2044	25	24,731
Dentsply Sirona, Inc. 3.25%, 06/01/2030	138	123,920
Eli Lilly & Co. 4.55%, 02/12/2028	25	25,196
5.20%, 08/14/2064	13	12,571
5.50%, 02/12/2055	25	25,808
Gilead Sciences, Inc. 4.80%, 11/15/2029	25	25,198
5.10%, 06/15/2035	25	25,240
HCA, Inc. 5.00%, 03/01/2028	25	25,205
5.25%, 03/01/2030	25	25,294
5.375%, 09/01/2026	74	74,443
5.50%, 03/01/2032	25	25,339
5.95%, 09/15/2054	25	24,633
Hershey Co. (The) 4.95%, 02/24/2032	25	25,328
5.10%, 02/24/2035	25	25,367
Illumina, Inc. 4.65%, 09/09/2026	25	24,988
Johnson & Johnson 4.85%, 03/01/2032	25	25,429
5.00%, 03/01/2035	25	25,559

	Principal Amount (000)	U.S. $ Value

Kraft Heinz Foods Co.
5.20%, 03/15/2032	$25	$25,345
5.40%, 03/15/2035	25	25,392
7.125%, 08/01/2039(a)	107	123,431
Kroger Co. (The) 2.65%, 10/15/2026	125	121,289
5.00%, 09/15/2034	23	22,713
Mars, Inc. 3.95%, 04/01/2049(a)	12	9,572
Molson Coors Beverage Co. 3.00%, 07/15/2026	122	119,571
Mylan, Inc. 5.20%, 04/15/2048	12	10,004
Northwell Healthcare, Inc. 3.809%, 11/01/2049	131	100,896
PepsiCo, Inc. 5.00%, 02/07/2035	26	26,179
5.25%, 07/17/2054	25	24,790
Philip Morris International, Inc. 2.10%, 05/01/2030	96	84,687
4.375%, 11/01/2027	25	24,919
4.90%, 11/01/2034	25	24,630
5.25%, 02/13/2034	25	25,297
Stryker Corp. 4.55%, 02/10/2027	24	24,048
4.70%, 02/10/2028	24	24,143
Sysco Corp. 3.30%, 07/15/2026	122	119,963
5.10%, 09/23/2030	24	24,334
Tyson Foods, Inc. 5.40%, 03/15/2029	25	25,553
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	124	122,599

		3,066,169

Energy – 6.1%
APA Infrastructure Ltd. 5.125%, 09/16/2034(a)	75	73,857
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	129	122,683
Chevron USA, Inc. 4.405%, 02/26/2027	27	27,105
4.475%, 02/26/2028	27	27,138
4.687%, 04/15/2030	27	27,211
4.819%, 04/15/2032	27	27,218
ConocoPhillips Co. 5.50%, 01/15/2055	25	24,542
5.65%, 01/15/2065	25	24,425
Energy Transfer LP 5.20%, 04/01/2030	25	25,267
6.20%, 04/01/2055	25	25,537
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	122	120,243
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	142	124,311
FLNG Liquefaction 2 LLC 4.125%, 03/31/2038(a)	114	102,908

	Principal Amount (000)	U.S. $ Value

Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	$109	$120,849
Kinder Morgan, Inc. 5.10%, 08/01/2029	25	25,307
5.20%, 03/01/2048	72	65,449
5.95%, 08/01/2054	119	119,007
MPLX LP 1.75%, 03/01/2026	18	17,491
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	12	11,965
ONEOK, Inc. 4.40%, 10/15/2029	8	7,849
5.05%, 11/01/2034	6	5,851
5.70%, 11/01/2054	36	34,570
5.85%, 11/01/2064	125	119,913
6.625%, 09/01/2053	111	119,524
Valero Energy Corp. 5.15%, 02/15/2030	25	25,227
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	48	47,294
5.10%, 09/12/2034	45	44,172
5.70%, 09/12/2054	125	121,327

		1,638,240

Other Industrial – 0.1%
Huntington Ingalls Industries, Inc. 5.353%, 01/15/2030	25	25,140

Services – 1.3%
Amazon.com, Inc. 4.10%, 04/13/2062	12	9,718
Mastercard, Inc. 4.55%, 03/15/2028	25	25,209
4.95%, 03/15/2032	25	25,359
PayPal Holdings, Inc. 2.65%, 10/01/2026	135	131,474
5.05%, 06/01/2052	143	134,225
5.50%, 06/01/2054	25	24,934

		350,919

Technology – 13.1%
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	109	110,779
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	7	6,125
Cisco Systems, Inc. 4.55%, 02/24/2028	25	25,130
4.75%, 02/24/2030	25	25,263
Concentrix Corp. 6.60%, 08/02/2028	116	121,105
6.65%, 08/02/2026	116	118,473
Dell International LLC/EMC Corp. 6.02%, 06/15/2026	121	122,734
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	126	121,746
Fiserv, Inc. 3.20%, 07/01/2026	124	121,738
4.20%, 10/01/2028	25	24,621

	Principal Amount (000)	U.S. $ Value

Fortive Corp. 3.15%, 06/15/2026	$125	$122,859
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	126	122,326
4.45%, 09/25/2026	70	69,919
Honeywell International, Inc. 5.25%, 03/01/2054	127	122,396
HP, Inc. 3.00%, 06/17/2027	119	114,841
Intel Corp. 2.60%, 05/19/2026	125	122,170
3.75%, 03/25/2027	10	9,814
4.10%, 05/19/2046	98	74,605
4.80%, 10/01/2041	144	125,182
International Business Machines Corp. 1.70%, 05/15/2027	119	112,136
1.95%, 05/15/2030	145	126,962
2.95%, 05/15/2050	195	126,941
4.90%, 07/27/2052	26	23,555
Lam Research Corp. 4.875%, 03/15/2049	130	120,288
Leidos, Inc. 4.375%, 05/15/2030	127	123,147
5.40%, 03/15/2032	24	24,290
5.50%, 03/15/2035	24	24,199
Microchip Technology, Inc. 4.90%, 03/15/2028	25	25,088
5.05%, 02/15/2030	25	25,095
Motorola Solutions, Inc. 5.00%, 04/15/2029	5	5,038
Open Text Corp. 6.90%, 12/01/2027(a)	118	122,029
Oracle Corp. 1.65%, 03/25/2026	114	110,574
2.65%, 07/15/2026	115	112,110
3.85%, 04/01/2060	173	121,692
4.80%, 08/03/2028	24	24,220
5.25%, 02/03/2032	10	10,144
5.50%, 08/03/2035	20	20,353
6.00%, 08/03/2055	24	24,522
6.125%, 08/03/2065	24	24,503
Qorvo, Inc. 4.375%, 10/15/2029	129	123,409
QUALCOMM, Inc. 6.00%, 05/20/2053	116	123,746
Salesforce, Inc. 1.50%, 07/15/2028	42	38,342
Texas Instruments, Inc. 5.05%, 05/18/2063	24	22,431
5.15%, 02/08/2054	86	83,281
VMware LLC 3.90%, 08/21/2027	123	120,696

		3,500,617

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	122	121,225

	Principal Amount (000)	U.S. $ Value

United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	$84	$85,608

		206,833

Transportation - Railroads – 0.2%
Union Pacific Corp. 5.10%, 02/20/2035	25	25,332
5.60%, 12/01/2054	25	25,616

		50,948

Transportation - Services – 1.3%
Element Fleet Management Corp. 5.643%, 03/13/2027(a)	32	32,537
6.271%, 06/26/2026(a)	119	121,213
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(a)	24	24,352
Ryder System, Inc. 4.90%, 12/01/2029	85	85,439
5.00%, 03/15/2030	25	25,214
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031(a)	62	54,145
XPO, Inc. 6.25%, 06/01/2028(a)	7	7,099

		349,999

		13,068,415

Financial Institutions – 42.3%
Banking – 24.1%
American Express Co. 5.085%, 01/30/2031	25	25,315
5.098%, 02/16/2028	41	41,440
5.389%, 07/28/2027	119	120,417
5.532%, 04/25/2030	24	24,739
5.645%, 04/23/2027	24	24,291
5.915%, 04/25/2035	17	17,612
Bank of America Corp. 1.734%, 07/22/2027	127	122,147
3.419%, 12/20/2028	84	81,129
3.559%, 04/23/2027	123	121,549
3.705%, 04/24/2028	45	44,105
4.376%, 04/27/2028	35	34,783
5.511%, 01/24/2036	24	24,525
5.518%, 10/25/2035	25	24,718
5.744%, 02/12/2036	94	94,495
Series G 3.593%, 07/21/2028	124	120,833
Series N 1.658%, 03/11/2027	126	122,270
Bank of Montreal Series F2F 4.567%, 09/10/2027	46	46,003

	Principal Amount (000)	U.S. $ Value

Bank of New York Mellon Corp. (The) 4.89%, 07/21/2028	$25	$25,211
5.188%, 03/14/2035	25	25,224
Bank of Nova Scotia (The) 4.932%, 02/14/2029	24	24,160
5.13%, 02/14/2031	24	24,209
5.65%, 02/01/2034	118	122,719
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	25	24,973
5.237%, 06/28/2027	24	24,374
5.245%, 01/13/2031	25	25,368
Capital One Financial Corp. 2.359%, 07/29/2032	149	123,618
3.75%, 07/28/2026	122	120,443
5.463%, 07/26/2030	25	25,459
Citigroup, Inc. 3.668%, 07/24/2028	61	59,479
3.887%, 01/10/2028	122	120,377
4.542%, 09/19/2030	25	24,627
4.786%, 03/04/2029	27	27,080
6.02%, 01/24/2036	24	24,408
6.174%, 05/25/2034	118	121,572
Citizens Financial Group, Inc. 5.253%, 03/05/2031	16	16,138
5.718%, 07/23/2032	25	25,557
Comerica, Inc. 5.982%, 01/30/2030	118	120,249
Discover Financial Services 7.964%, 11/02/2034	107	124,028
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027	25	25,171
5.414%, 05/21/2027	25	25,271
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027	126	122,028
1.542%, 09/10/2027	112	106,863
3.615%, 03/15/2028	124	121,458
4.017%, 10/31/2038	55	47,771
4.692%, 10/23/2030	25	24,820
5.049%, 07/23/2030	25	25,167
5.207%, 01/28/2031	121	122,498
5.33%, 07/23/2035	25	25,013
5.536%, 01/28/2036	24	24,427
5.727%, 04/25/2030	13	13,410
5.851%, 04/25/2035	18	18,704
HSBC Holdings PLC 6.50%, 09/15/2037	238	253,180
JPMorgan Chase & Co. 1.578%, 04/22/2027	71	68,697
2.947%, 02/24/2028	91	88,176
2.956%, 05/13/2031	136	123,360
3.54%, 05/01/2028	134	130,910
3.782%, 02/01/2028	121	119,202
4.603%, 10/22/2030	25	24,794
5.04%, 01/23/2028	25	25,192
5.14%, 01/24/2031	24	24,351
5.502%, 01/24/2036	24	24,644
5.571%, 04/22/2028	24	24,449
5.581%, 04/22/2030	24	24,709
5.766%, 04/22/2035	24	25,047

	Principal Amount (000)	U.S. $ Value

Morgan Stanley 1.593%, 05/04/2027	$127	$122,626
2.475%, 01/21/2028	13	12,498
3.125%, 07/27/2026	85	83,432
5.164%, 04/20/2029	6	6,076
5.173%, 01/16/2030	25	25,337
5.23%, 01/15/2031	24	24,376
5.32%, 07/19/2035	25	25,132
5.449%, 07/20/2029	116	118,676
5.466%, 01/18/2035	7	7,113
5.587%, 01/18/2036	24	24,607
5.656%, 04/18/2030	14	14,409
5.831%, 04/19/2035	24	24,963
Series G 1.512%, 07/20/2027	95	91,032
3.772%, 01/24/2029	123	120,007
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	104	103,521
5.222%, 01/29/2031	24	24,404
5.30%, 01/21/2028	5	5,066
5.401%, 07/23/2035	25	25,234
5.492%, 05/14/2030	8	8,214
5.575%, 01/29/2036	61	62,462
5.676%, 01/22/2035	12	12,361
6.615%, 10/20/2027	117	120,710
Royal Bank of Canada Series G 4.965%, 01/24/2029	24	24,233
5.153%, 02/04/2031	24	24,332
Santander Holdings USA, Inc. 2.49%, 01/06/2028	128	122,404
6.499%, 03/09/2029	111	115,332
State Street Corp. 4.536%, 02/28/2028	27	27,088
4.729%, 02/28/2030	64	64,257
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/2026	103	100,486
Synchrony Financial 2.875%, 10/28/2031	138	117,670
3.95%, 12/01/2027	118	115,048
5.935%, 08/02/2030	28	28,574
Toronto-Dominion Bank (The) 1.20%, 06/03/2026	130	124,942
4.861%, 01/31/2028	25	25,191
5.298%, 01/30/2032	17	17,323
Truist Financial Corp. 5.435%, 01/24/2030	25	25,494
6.047%, 06/08/2027	119	121,060
US Bancorp 4.967%, 07/22/2033	45	43,923
5.046%, 02/12/2031	26	26,188
5.10%, 07/23/2030	25	25,264
5.424%, 02/12/2036	26	26,317
Wells Fargo & Co. 3.526%, 03/24/2028	134	131,012
5.244%, 01/24/2031	122	123,831

		6,471,181

	Principal Amount (000)	U.S. $ Value

Brokerage – 2.6%
Apollo Global Management, Inc. 5.80%, 05/21/2054	$49	$49,625
Blue Owl Finance LLC 6.25%, 04/18/2034	126	131,344
Cantor Fitzgerald LP 7.20%, 12/12/2028(a)	116	123,177
Jefferies Financial Group, Inc. 4.85%, 01/15/2027	98	98,068
LPL Holdings, Inc. 5.20%, 03/15/2030	27	27,084
5.65%, 03/15/2035	27	27,118
Raymond James Financial, Inc. 3.75%, 04/01/2051	167	123,787
4.95%, 07/15/2046	136	124,701

		704,904

Finance – 5.9%
Apollo Debt Solutions BDC 6.70%, 07/29/2031(a)	115	120,381
6.90%, 04/13/2029(a)	93	97,478
Ares Capital Corp. 5.80%, 03/08/2032	25	25,071
Ares Strategic Income Fund 5.70%, 03/15/2028(a)	25	25,181
Blackstone Private Credit Fund 6.00%, 01/29/2032	24	23,963
Blackstone Secured Lending Fund 5.30%, 06/30/2030	141	139,683
5.875%, 11/15/2027	24	24,467
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(a)	130	129,667
6.60%, 09/15/2029(a)	126	129,304
Brookfield Finance, Inc. 5.813%, 03/03/2055	27	27,259
FS KKR Capital Corp. 3.125%, 10/12/2028	129	118,281
6.125%, 01/15/2030	25	25,197
6.875%, 08/15/2029	24	24,977
Golub Capital Private Credit Fund 5.875%, 05/01/2030(a)	23	23,010
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034(a)	125	125,156
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)	125	121,481
KKR Group Finance Co. III LLC 5.125%, 06/01/2044(a)	143	133,472
Main Street Capital Corp. 6.50%, 06/04/2027	25	25,566
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	26,129
Oaktree Strategic Credit Fund 6.50%, 07/23/2029	117	120,360

	Principal Amount (000)	U.S. $ Value

Sixth Street Lending Partners 5.75%, 01/15/2030	$25	$24,927
6.125%, 07/15/2030(a)	25	25,368
6.50%, 03/11/2029	10	10,326
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	25	25,014

		1,571,718

Insurance – 6.5%
Athene Global Funding 5.322%, 11/13/2031(a)	25	25,108
5.38%, 01/07/2030(a)	25	25,323
Athene Holding Ltd. 6.25%, 04/01/2054	25	25,761
Brighthouse Financial Global Funding 5.55%, 04/09/2027(a)	25	25,327
Centene Corp. 3.375%, 02/15/2030	96	86,847
Cigna Group (The) 5.60%, 02/15/2054	125	120,850
CNO Global Funding 4.875%, 12/10/2027(a)	25	25,031
4.95%, 09/09/2029(a)	25	25,105
5.875%, 06/04/2027(a)	24	24,607
Elevance Health, Inc. 5.65%, 06/15/2054	25	24,473
5.70%, 02/15/2055	25	24,687
5.85%, 11/01/2064	121	120,242
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	121	121,236
Marsh & McLennan Cos., Inc. 5.40%, 03/15/2055	25	24,618
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	182	123,487
MetLife, Inc. 9.25%, 04/08/2068(a)	102	120,515
New York Life Global Funding 5.35%, 01/23/2035(a)	25	25,678
New York Life Insurance Co. 4.45%, 05/15/2069(a)	152	121,734
Prudential Financial, Inc. 4.50%, 09/15/2047	124	120,666
5.70%, 09/15/2048	121	120,739
RGA Global Funding 5.25%, 01/09/2030(a)	25	25,383
5.448%, 05/24/2029(a)	25	25,681
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	115	123,079
UnitedHealth Group, Inc. 5.375%, 04/15/2054	25	24,091
5.625%, 07/15/2054	71	70,921
5.75%, 07/15/2064	119	118,782
Unum Group 6.00%, 06/15/2054	25	25,680

		1,745,651

	Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Sammons Financial Group Global Funding 5.05%, 01/10/2028(a)	$25	$25,189

REITs – 3.1%
Boston Properties LP 2.75%, 10/01/2026	126	122,001
5.75%, 01/15/2035	25	24,844
Brixmor Operating Partnership LP 5.20%, 04/01/2032	12	12,057
CBRE Services, Inc. 5.50%, 04/01/2029	118	120,961
5.95%, 08/15/2034	116	121,353
Piedmont Operating Partnership LP 6.875%, 07/15/2029	25	25,951
Safehold GL Holdings LLC 5.65%, 01/15/2035	25	24,934
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	123	121,513
WEA Finance LLC 2.875%, 01/15/2027(a)	126	121,189
3.50%, 06/15/2029(a)	131	123,749

		818,552

		11,337,195

Utility – 6.5%
Electric – 6.3%
AEP Texas, Inc. 5.70%, 05/15/2034	25	25,513
Ameren Illinois Co. 5.625%, 03/01/2055	27	27,488
Consolidated Edison Co. of New York, Inc. 5.50%, 03/15/2055	25	24,598
Constellation Energy Generation LLC 6.25%, 10/01/2039	124	131,051
6.50%, 10/01/2053	112	120,637
Edison International 5.25%, 03/15/2032	25	23,692
Enel Finance International NV 6.00%, 10/07/2039(a)	124	127,610
Entergy Arkansas LLC 5.75%, 06/01/2054	25	25,455
Entergy Corp. 2.95%, 09/01/2026	124	121,097
MidAmerican Energy Co. 5.85%, 09/15/2054	57	59,548
National Rural Utilities Cooperative Finance Corp. 4.75%, 02/07/2028	25	25,211
4.95%, 02/07/2030	25	25,303
NextEra Energy Capital Holdings, Inc. 4.85%, 02/04/2028	24	24,212
5.05%, 03/15/2030	24	24,255
5.30%, 03/15/2032	24	24,353
5.65%, 05/01/2079	123	120,845
NSTAR Electric Co. 4.85%, 03/01/2030	27	27,114

	Principal Amount (000)	U.S. $ Value

Oglethorpe Power Corp. 5.90%, 02/01/2055(a)	$24	$24,501
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029	25	24,981
5.55%, 06/15/2054	25	24,780
Pacific Gas & Electric Co. 3.30%, 12/01/2027	129	122,932
3.75%, 07/01/2028	129	123,854
5.70%, 03/01/2035	27	27,347
Public Service Electric & Gas Co. Series Q 5.50%, 03/01/2055	27	27,198
Southern California Edison Co. 4.65%, 10/01/2043	33	28,211
5.30%, 03/01/2028	128	129,153
5.45%, 03/01/2035	25	24,851
5.85%, 11/01/2027	120	122,520
5.90%, 03/01/2055	25	24,795
Southwestern Public Service Co. 6.00%, 06/01/2054	25	25,860

		1,688,965

Natural Gas – 0.1%
National Fuel Gas Co. 5.50%, 03/15/2030	25	25,348

Other Utility – 0.1%
American Water Capital Corp. 5.25%, 03/01/2035	27	27,309

		1,741,622

Total Corporates - Investment Grade (cost $25,827,187)		26,147,232

	Shares

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $684,280)	684,280	684,280

Total Investments – 100.1% (cost $26,511,467)(e)		26,831,512
Other assets less liabilities – (0.1)%		(25,902)

Net Assets – 100.0%		$26,805,610

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	29	June 2025	$3,424,719	$24,500
U.S. T-Note 5 Yr (CBT) Futures	25	June 2025	2,698,438	34,180
Sold Contracts
U.S. 10 Yr Ultra Futures	7	June 2025	799,750	(11,023)
U.S. T-Note 2 Yr (CBT) Futures	15	June 2025	3,104,531	(16,992)
U.S. T-Note 10 Yr (CBT) Futures	2	June 2025	222,188	(563)
U.S. Ultra Bond (CBT) Futures	9	June 2025	1,117,125	(23,625)

				$6,477

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $3,868,859 or 14.4% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $440,055 and gross unrealized depreciation of investments was $(113,533), resulting in net unrealized appreciation of $326,522.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$26,147,232	$—	$26,147,232
Short-Term Investments	684,280	—	—	684,280

Total Investments in Securities	684,280	26,147,232	—	26,831,512
Other Financial Instruments(a):
Assets:
Futures	58,680	—	—	58,680
Liabilities:
Futures	(52,203)	—	—	(52,203)

Total	$690,757	$26,147,232	$—	$26,837,989

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$511	$3,440	$3,267	$684	$4